S000010515 [Member] Annual Fund Operating Expenses - AB Tax-Managed Wealth Appreciation Strategy	Aug. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.06%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.28%)	[1]
Net Expenses (as a percentage of Assets)	0.98%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.02%
Component2 Other Expenses	0.06%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	2.02%
Fee Waiver or Reimbursement	(0.28%)	[1]
Net Expenses (as a percentage of Assets)	1.74%
Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.06%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.28%)	[1]
Net Expenses (as a percentage of Assets)	0.73%

[1]
The Adviser has contractually agreed to waive fees and/or reimburse the expenses payable to the Adviser by the Fund in an amount equal to the Fund’s share of the advisory fees of any AB Funds in which the Fund invests, as included in “Acquired Fund Fees and Expenses” and paid by the Fund. In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”. Each of the agreements will remain in effect until December 31, 2026 and may only be terminated or changed with the consent of the Fund’s Board of Trustees. In addition, each of the agreements will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.